Other Income and (Expenses)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other Income and (Expenses)

27. OTHER INCOME AND (EXPENSES)

	2019	2018
Change in closure and decommissioning estimates	$(221)	$(2,968)
Royalties income	909	631
Other expense	(5,624)	(1,322)
Total	$(4,936)	$(3,659)